Unincorporated Arrangement and Sumitomo Metal Mining Co., Ltd. ("SMM") Funding Arrangement - Narrative (Details) - USD ($) $ in Millions		1 Months Ended	12 Months Ended			37 Months Ended
	Nov. 30, 2024	Jan. 31, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Jan. 31, 2023
Disclosure of associates [line items]
Funding obligations contributed by SMM						$ 250.0
Repurchase of transferred interests	$ 377.7		$ 0.0	$ (377.7)
Repurchase option fee included in repurchase price				$ 17.5	$ 23.7
Côté Gold
Disclosure of associates [line items]
Proportion of revenue and expenses	60.30%
Proportion of revenue and expenses included in interest income, derivatives and other investment gains (losses)	9.70%
Sumitomo Metal Mining Co Ltd
Disclosure of associates [line items]
Increased ownership interest in joint venture		9.70%
Unincorporated Joint Venture
Disclosure of associates [line items]
Proportion of voting rights held in joint venture			70.00%